(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2021 GBP (£) £ / shares item shares	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 30, 2019 GBP (£) £ / shares shares
(Loss)/earnings per share
(Loss)/profit for the year | £		£ (92,216)	£ (23,233)	£ 18,881
Basic (loss)/earnings per share | £ / shares		£ (0.5660)	£ (0.1414)	£ 0.1148
Diluted (loss)/earnings per share | £ / shares	[1]	£ (0.5660)	£ (0.1414)	£ 0.1147
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		162,939	164,253	164,526
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share		162,939	164,253	164,666
Class A ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		41,939	40,573	40,526
Adjustment for calculation of diluted (loss)/earnings per share assumed conversion into Class A ordinary shares				140
Class B ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		122,683	124,000	124,000
Treasury shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		1,683	320

[1]	For the years ended 30 June 2021 and 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.